GOODWILL, INTANGIBLE AND TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
The carrying amounts of goodwill and intangible assets are summarized as follows:

	December 31,
	2020	2019
Goodwill on acquisitions	3,992	5,104
Concessions, patents and licenses	190	197
Customer relationships and trade marks	90	95
Other	40	36
Total	4,312	5,432
Other intangible assets are summarized as follows:

	Concessions, patents and licenses	Customer relationships and trade marks	Other	Total
Cost
At December 31, 2018	745	1,128	443	2,316
Acquisitions	17	—	65	82
Acquisitions through business combinations (note 2.2.4)	—	12	—	12
Disposals	—	—	(6)	(6)
Foreign exchange differences	(8)	(11)	(4)	(23)
Transfers and other movements[1]	(107)	4	(351)	(454)
Fully amortized intangible assets [2]	(17)	—	—	(17)
At December 31, 2019	630	1,133	147	1,910
Acquisitions	17	—	35	52
Disposal	(8)	—	(2)	(10)
Divestment (note 2.3.1)	(251)	(9)	—	(260)
Foreign exchange differences	16	24	11	51
Transfers to assets held for sale (note 2.3)	(12)	—	(11)	(23)
Transfers and other movements [1]	37	—	—	37
Fully amortized intangible assets [2]	(29)	—	—	(29)
At December 31, 2020	400	1,148	180	1,728

Accumulated amortization and impairment losses
At December 31, 2018	452	1,038	84	1,574
Amortization charge	53	11	30	94
Foreign exchange differences	(7)	(11)	(2)	(20)
Transfers and other movements[1]	(48)	—	(1)	(49)
Fully amortized intangible assets [2]	(17)	—	—	(17)
At December 31, 2019	433	1,038	111	1,582
Disposals	(7)	—	—	(7)
Divestment (note 2.3.1)	(239)	(9)	—	(248)
Amortization charge	47	10	30	87
Impairment charge (note 5.3)	4	—	—	4
Foreign exchange differences	17	19	8	44
Transfers to assets held for sale (note 2.3)	(12)	—	(9)	(21)
Transfers and other movements[1]	(4)	—	—	(4)
Fully amortized intangible assets [2]	(29)	—	—	(29)
At December 31, 2020	210	1,058	140	1,408

Carrying amount
At December 31, 2019	197	95	36	328
At December 31, 2020	190	90	40	320
1.In 2019, transfers and other movements mainly relate to CO2 emission rights utilized from the acquisition of ArcelorMittal Italia amounting to 158 (see note 2.2.4) and favorable land lease contracts from the acquisition of ArcelorMittal Italia and advances for land use which were transferred to right-of-use assets upon implementation of IFRS 16 (see note 7).
2.Fully amortized assets correspond mainly to licenses in 2020 and 2019.
Schedule of Goodwill Acquired
Goodwill acquired in business combinations for each of the Company’s operating segments is as follows:

	December 31, 2019	Divestments and assets held for sale[1]	Foreign exchange differences and other movements	December 31, 2020
NAFTA	2,233	(672)	5	1,566
Brazil	1,353	—	(284)	1,069
Europe	545	(45)	40	540
ACIS	973	—	(156)	817
Total	5,104	(717)	(395)	3,992
1.See notes 2.3.1 and 2.3.2

	December 31, 2018	Divestments and assets held for sale	Foreign exchange differences and other movements[1]	December 31, 2019
NAFTA	2,198	—	35	2,233
Brazil	1,404	—	(51)	1,353
Europe	550	—	(5)	545
ACIS	834	—	139	973
Total	4,986	—	118	5,104
1.Other movements for Europe include 6 relating to the acquisition of Münker and 8 for Brazil relating to the increase in goodwill following the completion of the acquisition-date fair value of AMSF (see note 2.2.4).
Schedule of Property, Plant and Equipment

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 64 years
Auxiliary facilities	15 to 60 years
Other facilities	5 to 20 years
Property, plant and equipment and biological assets are summarized as follows:

	Land, buildings and Improvements	Machinery, equipment and other[2]	Construction in progress	Right-of-use assets[4]	Mining Assets	Total
Cost
At December 31, 2018	10,879	44,062	4,363	—	3,901	63,205
Adoption of IFRS 16 (note 7)[3]	—	(921)	—	2,365	—	1,444
At January 1, 2019	10,879	43,141	4,363	2,365	3,901	64,649
Additions	35	471	3,245	259	26	4,036
Acquisitions through business combinations (note 2.2.4)	24	10	—	—	—	34
Foreign exchange differences	(99)	(98)	50	(7)	38	(116)
Disposals	(66)	(654)	(16)	(4)	(19)	(759)
Divestments (note 2.3.1)	—	(130)	—	(484)	—	(614)
Other movements [1]	124	1,888	(2,152)	(37)	167	(10)
At December 31, 2019	10,897	44,628	5,490	2,092	4,113	67,220
Additions	27	172	1,857	233	23	2,312
Foreign exchange differences	621	1,121	(129)	36	(130)	1,519
Disposals	(62)	(630)	(19)	—	(4)	(715)
Divestments (note 2.3.1)	(858)	(8,559)	(261)	(449)	(766)	(10,893)
Transfers to assets held for sale (note 2.3.2)	(461)	(1,911)	(612)	(89)	—	(3,073)
Other movements [1]	574	1,778	(2,363)	(225)	48	(188)
At December 31, 2020	10,738	36,599	3,963	1,598	3,284	56,182

Accumulated depreciation and impairment
At December 31, 2018	3,113	20,838	981	—	2,635	27,567
Adoption of IFRS 16 (note 7)[3]	—	(558)	—	597	—	39
At January 1, 2019	3,113	20,280	981	597	2,635	27,606
Depreciation charge for the year	338	2,171	—	343	121	2,973
Impairment (note 5.3)	154	1,202	9	65	—	1,430
Disposals	(45)	(614)	—	(3)	(17)	(679)
Foreign exchange differences	(58)	(112)	(4)	4	24	(146)
Divestments (note 2.3.1)	—	(3)	—	(94)	—	(97)
Other movements [1]	(14)	(35)	5	(55)	1	(98)
At December 31, 2019	3,488	22,889	991	857	2,764	30,989
Depreciation charge for the year	338	2,188	—	212	135	2,873
Impairment charges/ (reversal) (note 5.3)	111	(280)	29	3	—	(137)
Disposals	(40)	(591)	(7)	—	(3)	(641)
Foreign exchange differences	424	1,189	8	8	(102)	1,527
Divestments (note 2.3.1)	(527)	(6,002)	(5)	(300)	(718)	(7,552)
Transfers to assets held for sale (note 2.3.2)	(163)	(1,045)	(13)	(9)	—	(1,230)
Other movements [1]	177	(212)	(9)	(212)	(13)	(269)
At December 31, 2020	3,808	18,136	994	559	2,063	25,560

Carrying amount
At December 31, 2019	7,409	21,739	4,499	1,235	1,349	36,231
At December 31, 2020	6,930	18,463	2,969	1,039	1,221	30,622
1.Other movements predominantly represent transfers from construction in progress to other categories and retirement of fully depreciated assets. In 2019, other movements also include 92 relating to finalization of acquisition date fair values of AM Italia (refer note 2.2.4).
2.Machinery, equipment and other includes biological assets of 45 and 59 as of December 31, 2020 and 2019, respectively, and bearer plants of 29 and 38 as of December 31, 2020 and 2019, respectively.
3.Includes additions due to implementation of IFRS 16 amounting to 1,136 as well as favorable terms of operating leases of ArcelorMittal Italia and amounts prepaid for the right of use of land, both reclassified from intangible assets (refer note 7).
4.Right-of-use assets as of December 31, 2018 include 921 of cost of assets and 558 of accumulated depreciation previously recognized under IAS 17 and presented within machinery, equipment and other. Upon implementation of IFRS 16, the right-of-use assets are presented separately in the table above.
Schedule of Impairment of Assets
Net impairment (reversals)/charges recognized were as follows:

	Year ended December 31,
Type of asset	2020	2019	2018
Goodwill	—	—	34
Tangible assets	(133)	1,927	960
Total	(133)	1,927	994

	NAFTA	Brazil	Europe	ACIS
GCGU weighted average pre-tax discount rate used in 2020 (in %)	10.5	15.9	8.5	14.6
GCGU weighted average pre-tax discount rate used in 2019 (in %)	10.8	15.0	9.1	14.5
During the six months ended June 30, 2019, the Company recognized an impairment charge for property, plant and equipment amounting to 600 relating to ArcelorMittal USA as a result of a downward revision of cash flow projections in particular with respect to near-term steel selling prices as follows:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2019 Pre-Tax Discount Rate	2018 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of June 30, 2019
ArcelorMittal USA	USA	NAFTA	600	13.98%	16.91%	3,213
In the second half of 2019, in connection with management’s annual test for impairment of goodwill, property, plant and equipment was also tested for impairment at that date. The Company recognized an impairment charge for property, plant and equipment amounting to 700 relating to ArcelorMittal USA in the NAFTA operating segment as a result of a downward revision of cash flow projections in particular with respect to near-term steel selling prices consisting of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2019 Pre-Tax Discount Rate	2018 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2019
ArcelorMittal USA	USA	NAFTA	700	10.17%	16.91%	2,568
In the same context, the Company recognized a impairment charge for property, plant and equipment of 75 relating to the
Long Steel Products facility of Newcastle in ArcelorMittal South Africa as a result of a lower domestic volumes as follows:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2019 Pre-Tax Discount Rate	2018 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2019
Long Steel Products	South Africa	ACIS	75	13.87%	15.13%	163